Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)			Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions)	Adjusted EBITDAC Growth(7)
2025	$20,745,060	$31,447,358	$9,062,499	$10,288,104	$91.98	$93.06	$1,494	25.7%
2024	$17,449,042	$49,400,344	$6,559,832	$13,478,516	$127.35	$122.29	$1,470	20.7%
2023	$15,496,222	$32,997,722	$5,408,851	$9,743,063	$120.50	$108.60	$966	19.0%
2022	$14,194,926	$23,190,737	$4,953,048	$6,908,560	$112.43	$97.54	$1,116	18.4%
2021	$13,882,255	$36,172,141	$5,079,153	$11,580,235	$139.01	$141.53	$955	17.2%

Company Selected Measure Name	Adjusted EBITDAC” growth
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts reported for Pat Gallagher (the company’s Chairman and Chief Executive Officer) for each of the corresponding years in the “Total” column of the Summary Compensation Table.
The dollar amounts reported in this column represent the average of the amounts reported for the company’s named executive officers as a group
(excluding Pat Gallagher) in the “Total” column of the Summary Compensation Table in each applicable year. The named executive officers included for these purposes in each applicable year 2021 through 2023 are: Doug Howell, Tom Gallagher, Scott Hudson and Walt Bay. With respect to year 2024 and 2025, the named executive officers included for these purposes are: Doug Howell, Tom Gallagher, Patrick Gallagher and
	Walt Bay
Peer Group Issuers, Footnote	Includes Aon plc; Marsh & McLennan Companies, Inc.; Willis Towers Watson plc; and Brown & Brown, Inc.
PEO Total Compensation Amount	$ 20,745,060	$ 17,449,042	$ 15,496,222	$ 14,194,926	$ 13,882,255
PEO Actually Paid Compensation Amount	$ 31,447,358	49,400,344	32,997,722	23,190,737	36,172,141
Adjustment To PEO Compensation, Footnote	(2)The dollar amounts reported in this column represent the amount of “compensation actually paid” to Pat Gallagher, as computed in accordance with
Item 402(v) of Regulation S-K and do not reflect total compensation actually realized or received. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2025	2024	2023	2022	2021
Summary Compensation Table Total	$20,745,060	$17,449,042	$15,496,222	$14,194,926	$13,882,255
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$8,812,895	$6,862,620	$5,377,616	$4,802,893	$5,492,149
Less, Change in Pension Value reported in Summary Compensation Table	$194,116	$455	36,498	$—	$19,063
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$8,911,243	$11,298,539	$11,639,809	$7,503,151	$13,095,137
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$6,388,426	$24,046,820	$12,000,551	$7,566,230	$14,263,150
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$4,380,326	$3,435,413	$(762,443)	$(1,297,632)	$416,987
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	$29,315	$33,605	$37,697	$26,954	$25,824
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	—	—
Plus, pension service cost for services rendered during the year	—	—	—	—	—
Compensation Actually Paid to Pat Gallagher	$31,447,358	$49,400,344	$32,997,722	$23,190,737	$36,172,141

Non-PEO NEO Average Total Compensation Amount	$ 9,062,499	6,559,832	5,408,851	4,953,048	5,079,153
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,288,104	13,478,516	9,743,063	6,908,560	11,580,235
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the named executive officers as a group (excluding Pat Gallagher), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Average Compensation Actually Paid to Non-PEO Named Executive Officers	2025	2024	2023	2022	2021
Summary Compensation Table Total	$9,062,499	$6,559,832	$5,408,851	$4,953,048	$5,079,153
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$3,160,005	$2,013,638	$1,235,470	$1,109,940	$1,322,515
Less, Change in Pension Value reported in Summary Compensation Table	$22,539	$3	7,164	$—	$48
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,549,271	$2,850,887	$2,387,352	$1,578,828	$2,958,220
Plus, fair value as of vesting date of equity awards granted and vested in the year	—	—	—	—	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$771,965	$5,219,967	$3,439,861	$1,941,447	$4,681,938
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	$1,081,636	$855,486	$(258,894)	$(462,939)	$174,571
Plus, dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	$5,276	$5,985	$8,526	$8,115	$8,916
Less, prior year-end fair value for any equity awards forfeited in the year	—	—	—	—	—
Plus, pension service cost for services rendered during the year	—	—	—	—	—
Average Compensation Actually Paid to Non-PEO Named Executive Officers	$10,288,104	$13,478,516	$9,743,063	$6,908,560	$11,580,235

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Measures in Determining NEO Pay
Adjusted EBITDAC growth
Adjusted Revenue growth
Adjusted EBITDAC per share growth

Total Shareholder Return Amount	$ 91.98	127.35	120.50	112.43	139.01
Peer Group Total Shareholder Return Amount	93.06	122.29	108.60	97.54	141.53
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 1,494,000,000	$ 1,470,000,000	$ 966,000,000	$ 1,116,000,000	$ 955,000,000
Company Selected Measure Amount	0.257	0.207	0.190	0.184	0.172
PEO Name	Pat Gallagher
Additional 402(v) Disclosure	Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31 of the prior fiscal year.
Description of Relationships between Information Presented in Pay versus
Performance Table
As discussed in more detail under Overview of our Executive Compensation Program, an important part of the company’s executive compensation program is pay-for-performance. While we use several performance measures to align executive compensation with company performance, not all of those measures are presented in the Pay versus Performance table. We seek to promote the long-term interests of the company and its stockholders and therefore the performance measures used by the company do not always correspond directly to compensation actually paid for a particular year (as calculated in accordance with SEC rules). In accordance with SEC rules, we are providing the following descriptions of the relationships between information presented in the Pay versus
Performance table.
Financial Performance Measures
Adjusted EBITDAC growth is the most important financial performance measure used to link (1) compensation actually paid to the company’s named executive officers for the most recently completed fiscal year to (2) the company’s performance, although we also consider adjusted revenue growth and adjusted EBITDAC per share growth in connection with final award determinations for annual cash incentives and PSU payouts.
The measures used for both long-term and short-term incentive awards have been selected because the Compensation Committee believes they incentivize our executive officers to make business decisions that align with the long-term interests of our stockholders and act as effective stewards of our stockholders’ investment. We believe these measures hold our executive officers accountable for integration expenses associated with our merger and acquisition activity and provide a strong connection between operating decisions and cash incentives. Further, calculating adjusted EBITDAC growth on a per-share basis to determine PSUs awards encourages executive officers to be prudent in the use of common stock to finance our merger and acquisition activity.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAC growth
Non-GAAP Measure Description	“Adjusted EBITDAC” growth as defined for our annual cash incentives and PSUs under Annual Cash Incentives and Long-Term Incentives. See Exhibit A for reconciliations of non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Revenue growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDAC per share growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (194,116)	$ (455)	$ (36,498)	$ 0	$ (19,063)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,812,895)	(6,862,620)	(5,377,616)	(4,802,893)	(5,492,149)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,911,243	11,298,539	11,639,809	7,503,151	13,095,137
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,388,426	24,046,820	12,000,551	7,566,230	14,263,150
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,380,326	3,435,413	(762,443)	(1,297,632)	416,987
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,315	33,605	37,697	26,954	25,824
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,539)	(3)	(7,164)	0	(48)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,160,005)	(2,013,638)	(1,235,470)	(1,109,940)	(1,322,515)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,549,271	2,850,887	2,387,352	1,578,828	2,958,220
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	771,965	5,219,967	3,439,861	1,941,447	4,681,938
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,081,636	855,486	(258,894)	(462,939)	174,571
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,276	$ 5,985	$ 8,526	$ 8,115	$ 8,916